Share-based compensation and warrant reserve (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Share Option And Warrant Reserves [Abstract]
Disclosure of share based compensation expense [Table Text Block]
	Years ended December 31
	2023	2022	2021
Recognized in net loss (earnings) and included in:
Exploration and evaluation costs	$477	$481	$473
Fees, salaries and other employee benefits	874	1,188	1,573
Total share-based compensation expense	$1,351	$1,669	$2,046

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
Years ended December 31
	2023	2022	2021
Risk-free interest rate	3.06%	2.20%	0.91%
Expected dividend yield	Nil	Nil	Nil
Share price volatility	68%	67%	67%
Expected forfeiture rate	4.7%	2.5%	0%
Expected life in years	5.0	5.0	4.90

Disclosure of share options issued and outstanding and the weighted average exercise price [Table Text Block]
	Number of share options	Weighted average exercise price ($/option)
Outstanding, December 31, 2020	8,141,004	$2.67
Granted	1,405,000	1.03
Exercised	(5,834)	0.86
Expired	(1,685,048)	3.62
Forfeited	(1,103,125)	2.04
Outstanding, December 31, 2021	6,751,997	$2.00
Granted	3,430,000	1.00
Expired	(608,237)	4.65
Forfeited	(693,436)	1.77
Outstanding, December 31, 2022	8,880,324	$1.44
Granted	3,134,800	0.80
Expired	(1,672,087)	1.58
Forfeited	(391,435)	0.95
Outstanding, December 31, 2023	9,951,602	$1.23

Disclosure of number of RSUs issued and outstanding and weighted average exercise price [Table Text Block]
	Number of RSU's	Weighted average vesting price ($/ share)
Outstanding, December 31, 2020, 2021 and 2022	-	$-
Granted	197,345	0.60
Settled	(197,345)	(0.60)
Outstanding, December 31, 2023	-	$-

Disclosure of Share option outstanding [Table Text Block]
	Options outstanding			Options exercisable
Exercise price ($/option)	Number of shares	Weighted average exercise price ($/option)	Weighted average remaining life (years)	Number of shares	Weighted average exercise price ($/option)	Weighted average remaining life (years)
$0.56 - $1.00	6,922,993	0.91	3.46	5,647,193	0.93	3.31
$1.00 - $1.95	893,609	1.79	1.19	893,609	1.79	1.19
$2.05	2,135,000	2.05	1.81	2,135,000	2.05	1.81
	9,951,602	1.23	2.90	8,675,802	1.30	2.72

Disclosure number of share purchase warrants outstanding [Table Text Block]
	Warrants outstanding	Exercise price ($/share)
Outstanding at December 31, 2020	1,626,740	$1.66
Issued	7,461,450	1.20
Exercised	(101,042)	1.46
Expired	(775,695)	1.42
Outstanding at December 31, 2021	8,211,453	$1.27
Expired during 2022	(750,003)	1.95
Outstanding at December 31, 2022 and 2023	7,461,450	$1.20

Disclosure of warrants issued and outstanding [Table Text Block]
Expiry date	Warrants outstanding	Exercise price ($/share)
October 6, 2024	5,085,670	1.20
October 12, 2024	2,375,780	1.20
Total	7,461,450	1.20